Financial instruments by category (Schedule of Credit Quality of Financial Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Financial instruments by category [Line Items]
Financial assets	$ 223,231	$ 190,688
Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	71,794	70,531
External Credit Grade Aa2 [Member] | Financial assets neither past due nor impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	0	7,132
External Credit Grade Aa3 [Member] | Financial assets neither past due nor impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	2,013	0
External credit rating A3 [Member] | Financial assets neither past due nor impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	1,557	0
External Credit Grade Baa1 [Member] | Financial assets neither past due nor impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	99	0
External Credit Grade Baa3 [Member] | Financial assets neither past due nor impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	198	24,163
External credit grade Ba1 | Financial assets neither past due nor impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	23,755	4,984
External credit grade Ba3 [Member] | Financial assets neither past due nor impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	2,745	0
External Credit Grade B2 [Member] | Financial assets neither past due nor impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	4,085	70
Without an External Credit Rating, Group1 [Member] | Financial assets neither past due nor impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	$ 37,342	$ 34,182